BUSINESS COMBINATIONS (Details) - USD ($)				3 Months Ended						9 Months Ended		12 Months Ended
	May 18, 2021	Oct. 14, 2020	Feb. 12, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Percentage of the shares of the company issued to sellers at the closing will be issued to escrow to cover possible indemnification obligations of sellers.		20.00%
Trading day immediately preceding period	30 days
Gross proceeds from common stock indemnification claims	$ 9,100,000
Net revenues				$ 2,163,280			$ 1,234,805			$ 3,575,214	$ 4,475,507	$ 5,239,437	$ 3,034,216
Net loss				$ (8,938,047)	$ (10,697,498)	$ (3,023,935)	$ (3,914,856)	$ (2,267,597)	$ (1,906,527)	$ (22,659,480)	$ (8,088,980)	(10,728,295)	$ (5,653,973)
Bailey 44, LLC
Business Acquisition [Line Items]
Business acquisition interest acquired			100.00%
Business acquisition issuable amount		$ 11,000,000.0
Number of shares connection with merger			16,603,773
Number of shares held back solely			4,150,944
Business combination indemnification provisions			$ 11,000,000
Gross proceeds from common stock indemnification claims			$ 11,000,000
Shares of parent stock issued based on outstanding capital stock (In percentage)			9.10%
Net revenues												3,975,000
Net loss												$ 4,500,000
Bailey 44, LLC | Series B convertible preferred stock
Business Acquisition [Line Items]
Preferred Stock, Par or Stated Value Per Share			$ 0.0001
Business acquisition aggregate shares issuable			20,754,717
Business acquisition issuable amount			$ 4,500,000
Harper & Jones LLC
Business Acquisition [Line Items]
Business acquisition interest acquired	100.00%
Business acquisition issuable amount		40,000,000.0
Number of shares connection with merger	2,192,771
Gross proceeds from common stock indemnification claims		9,100,000
Cash	$ 500,000	$ 500,000
Trading period		30 days
Showrooms cost		$ 125,000
Store level cash flow		$ 250,000
Cash return		100.00%
Harper & Jones LLC | Initial Public Offering
Business Acquisition [Line Items]
Business acquisition issuable amount	$ 9,100,000	$ 9,100,000